Document And Entity Information	12 Months Ended
Jun. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	IMMURON LIMITED
Trading Symbol	IMRN
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	227,798,346
Amendment Flag	false
Entity Central Index Key	0001660046
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-38104
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 3, 62 Lygon Street
Entity Address, Address Line Two	Carlton South
Entity Address, City or Town	Victoria
Entity Address, Postal Zip Code	3053
Entity Address, Country	AU
Title of 12(b) Security	American Depositary Shares, each representing 40 Ordinary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	2233
Auditor Name	GRANT THORNTON AUDIT PTY LTD
Auditor Location	Melbourne, Australia
Business Contact
Document Information Line Items
Entity Address, Address Line One	Level 3, 62 Lygon Street
Entity Address, Address Line Two	Carlton South
Entity Address, City or Town	Victoria
Entity Address, Postal Zip Code	3053
Entity Address, Country	AU
Contact Personnel Name	Mr. Steven Lydeamore
City Area Code	61
Local Phone Number	3 9822 7735